LONG-TERM INVESTMENTS (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2013	May 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
LONG TERM INVESTMENTS
Long term investments			4,212	3,175
Goodwill			680	636
Amortizable assets			517	493
Preferred stock | Minimum
Balance sheet of unconsolidated equity investments of joint ventures
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)			4.30%
Preferred stock | Maximum
Balance sheet of unconsolidated equity investments of joint ventures
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)			4.40%
Other | Corporate
LONG TERM INVESTMENTS
Other Long-Term Investments			102	66
Joint Ventures
Income statement of unconsolidated equity investments of joint ventures
Revenues			1,212	956	827
Commodity costs			(371)	(236)	(138)
Operating and administrative expenses			(268)	(244)	(200)
Depreciation and amortization			(175)	(159)	(158)
Other income/(expense)			4	4	(3)
Interest expense			(74)	(81)	(87)
Earnings before income taxes			328	240	241
Balance sheet of unconsolidated equity investments of joint ventures
Current assets			366	299
Property, plant and equipment, net			4,050	3,192
Deferred amounts and other assets			35	26
Intangible assets, net			75	74
Goodwill			680	639
Current liabilities			(395)	(333)
Long-term debt			(994)	(895)
Other long-term liabilities			(50)	(194)
Net assets			3,767	2,808
Chicap Pipeline joint venture | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			43.80%
Equity Investments			29	27
Mustang Pipeline joint venture | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			30.00%
Equity Investments			23	21
Seaway Pipeline joint venture | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			50.00%
Equity Investments			2,048	1,385
Offshore - various joint ventures | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Equity Investments			401	391
Offshore - various joint ventures | Gas Pipelines, Processing and Energy Services | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			22.00%
Offshore - various joint ventures | Gas Pipelines, Processing and Energy Services | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			74.30%
Vector Pipeline joint venture | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			60.00%
Equity Investments			125	130
Alliance Pipeline US joint venture | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			50.00%
Equity Investments			201	181
Aux Sable joint venture | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Equity Investments			306	266
Aux Sable joint venture | Gas Pipelines, Processing and Energy Services | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			42.70%
Aux Sable joint venture | Gas Pipelines, Processing and Energy Services | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			50.00%
Other joint ventures | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Equity Investments			11	10
Other joint ventures | Gas Pipelines, Processing and Energy Services | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			33.30%
Other joint ventures | Gas Pipelines, Processing and Energy Services | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			70.00%
Other joint ventures | Sponsored Investments
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			50.00%
Equity Investments			62	35
Alliance Pipeline Canada joint venture | Sponsored Investments
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			50.00%
Equity Investments			165	179
Texas Express Pipeline joint venture | Sponsored Investments
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			35.00%
Equity Investments			396	183
Noverco | Common stock
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			38.90%	38.90%	38.90%
Balance sheet of unconsolidated equity investments of joint ventures
Ownership interest (as a percent)			3.90%	6.00%	8.90%
Number of shares sold through secondary offering			15.0	22.5
Dividend received invested to increase common share investment	248	297
Indirect pro-rata interest of the entity in the shares of the entity (as a percent)			1.50%	2.10%	3.50%
Amount reduced from equity investment and shareholder's equity by the reciprocal shareholding			86	126	187
Noverco | Common stock | Corporate
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			38.90%
Noverco | Preferred stock
Balance sheet of unconsolidated equity investments of joint ventures
Cumulative dividends per share calculation, maturity period of Government of Canada bond			10 years
Noverco | Preferred stock | Minimum
Balance sheet of unconsolidated equity investments of joint ventures
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)			4.30%
Noverco | Preferred stock | Maximum
Balance sheet of unconsolidated equity investments of joint ventures
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)			4.40%
Noverco | Preferred stock | Corporate
LONG TERM INVESTMENTS
Other Long-Term Investments			287	246
Other Equity Investments | Corporate
LONG TERM INVESTMENTS
Equity Investments			56	55
Other Equity Investments | Corporate | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			16.30%
Other Equity Investments | Corporate | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)			49.99%